Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Allowance for loan losses	$ 20,705	$ 19,683	$ 22,686
Compensation	508	329	320
Net operating loss carryforward	106	119	170
Securities available for sale	1,849	3,758	4,144
Other real estate owned	14,780	13,721	7,072
Core deposit intangible and other fair value adjustments	10,900	10,573	6,617
Excess tax basis of loans acquired over carrying value	9,005	9,595	10,879
Other	4,880	6,272	5,668
Deferred tax assets	62,733	64,050	57,556
Goodwill and other intangibles	(10,072)	(9,099)	(5,143)
Securities available for sale		0	0
Premises and equipment	(3,957)	(4,390)	(6,132)
Excess carrying value of FDIC indemnification asset and clawback liability	(2,480)	(4,280)	(11,943)
Other	(1,465)	(1,578)	(1,712)
Deferred tax liabilities, gross	(17,974)	(19,347)	(24,930)
Net deferred tax assets (liabilities)	$ 44,759	$ 44,703	$ 32,626